Document And Entity Information	Apr. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	Laird Superfood, Inc.
Document, Type	8-K/A
Document, Period End Date	Apr. 21, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-39537
Entity, Tax Identification Number	81-1589788
Entity, Address, Address Line One	5303 Spine Road, Suite 204
Entity, Address, City or Town	Boulder
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80301
City Area Code	541
Local Phone Number	588-3600
Entity, Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	LSF
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Description	Terrasoul Final
Amendment Flag	true
Entity, Central Index Key	0001650696